Shareholder Fees	Aug. 01, 2026 USD ($)
Short-Intermediate Bond Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Short-Intermediate Bond Fund | Institutional Plus Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Income Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Income Fund | Institutional Plus Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Tributary Nebraska Tax-Free Fund | Institutional Plus Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Balanced Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Balanced Fund | Institutional Plus Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Tributary Small/Mid Cap Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Tributary Small/Mid Cap Fund | Institutional Plus Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Small Company Fund | Institutional Class
Prospectus [Line Items]
Shareholder Fee, Other	0
Small Company Fund | Institutional Plus Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0